CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue (Note D)	$ 57,350	$ 55,179	$ 57,714
Cost	25,865	24,314	26,181
Gross profit	31,486	30,865	31,533
Expense and other (income)
Selling, general and administrative	18,745	20,561	18,724
Research, development and engineering (Note G)	6,488	6,262	5,910
Intellectual property and custom development income	(612)	(620)	(639)
Other (income) and expense	873	802	(1,012)
Interest expense (Note Q&U)	1,155	1,288	1,344
Total expense and other (income)	26,649	28,293	24,327
Income from continuing operations before income taxes	4,837	2,572	7,206
Provision for/(benefit from) income taxes (Note H)	124	(1,360)	60
Income from continuing operations	4,712	3,932	7,146
Income/(loss) from discontinued operations, net of tax (Note C)	1,030	1,658	2,285
Net income	$ 5,743	$ 5,590	$ 9,431
Assuming dilution
Continuing operations (in dollars per share) (Note I)	$ 5.21	$ 4.38	$ 8.00
Discontinued operations (in dollars per share) (Note I)	1.14	1.85	2.56
Total (in dollars per share) (Note I)	6.35	6.23	10.56
Basic
Continuing operations (in dollars per share) (Note I)	5.26	4.42	8.05
Discontinued operations (in dollars per share) (Note I)	1.15	1.86	2.58
Total (in dollars per share) (Note I)	$ 6.41	$ 6.28	$ 10.63
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	904,641,001	896,563,971	892,813,376
Basic (in shares)	895,990,771	890,348,679	887,235,105
Services.
Revenue (Note D)	$ 29,225	$ 27,626	$ 29,141
Cost	19,147	17,689	19,009
Sales
Revenue (Note D)	27,346	26,569	27,357
Cost	6,184	6,048	6,467
Financing.
Revenue (Note D)	780	984	1,216
Cost	$ 534	$ 577	$ 704